Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and the other NEOs, calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures.

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers(1)(2) ($)	Company TSR(3) ($)	Dow Jones U.S. Real Estate Health Care TSR(4) ($)	Net Income (Loss)(5) ($mm)	Stock Price(6) ($)

2024	16,388,255	17,144,799	3,005,335	2,801,115	28.07	120.49	(2,410.3)	3.95
2023	17,854,051	1,210,213	6,165,180	2,417,281	31.62	93.29	(556.5)	4.91
2022	16,025,513	(8,729,616)	6,192,126	(4,100,450)	63.54	81.93	902.6	11.14
2021	17,036,629	33,684,966	7,148,640	13,836,026	124.60	104.84	656.0	23.63
2020	16,857,637	28,218,059	7,468,721	12,540,993	109.05	90.20	431.5	21.79

(1)
For fiscal years 2020, 2021, 2022, 2023, and 2024 our PEO was Edward K. Aldag, Jr., Chairman, President, and CEO. For fiscal years 2020, 2021, and 2022, our other NEOs were R. Steven Hamner, EVP and CFO, and Emmett E. McLean, EVP, COO and Secretary. For 2023, other NEOs were R. Steven Hamner, EVP and CFO; Emmett E. McLean, EVP, COO and Secretary; J. Kevin Hanna, SVP, Controller and Chief Accounting Officer; Rosa H. Hooper, SVP, Operations and Secretary; and Larry H. Portal, SVP, Senior Advisor to the CEO. For 2024, other NEOs were R. Steven Hamner, EVP and CFO; J. Kevin Hanna, SVP, Controller and Chief Accounting Officer; Rosa H. Hooper, SVP, Operations and Secretary; and Larry H. Portal, SVP, Senior Advisor to the CEO.
(2)
The amounts reported represent the “compensation actually paid”, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Adjustments to Determine Compensation “Actually Paid” for PEO (a)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total Compensation	16,388,255	17,854,051	16,025,513	17,036,629	16,857,637
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(12,689,910)	(13,940,389)	(12,380,300)	(12,928,532)	(12,732,033)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	13,152,863	6,591,933	8,396,220	24,565,926	20,856,417
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(702,208)	(7,976,051)	(20,548,139)	4,166,464	3,013,007
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,098,069	607,840	762,900	1,047,721	793,180
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	19,429	(348,168)	(985,810)	(203,242)	(570,149)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(121,699)	(1,579,003)	-	-	-
Compensation Actually Paid	17,144,799	1,210,213	(8,729,616)	33,684,966	28,218,059

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEOs Named Executive Officers (Average) (a)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total Compensation	3,005,335	6,165,180	6,192,126	7,148,640	7,468,721
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,586,239)	(4,707,529)	(4,531,857)	(5,249,546)	(5,552,149)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,644,108	1,879,478	3,039,094	9,729,908	9,116,553
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(387,310)	(938,459)	(8,678,809)	1,874,864	1,423,515
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	137,259	423,824	276,519	422,195	342,930
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	4,210	(413,639)	(397,523)	(90,035)	(258,577)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(16,248)	(178,397)	-	-	-
Dividends Paid on Outstanding and Unvested Stock Awards	—	186,823	-	-	-
Compensation Actually Paid	2,801,115	2,417,281	(4,100,450)	13,836,026	12,540,993

(a)
In making each of the adjustments, the “value” of an equity award is the fair value of the award on the applicable date determined in accordance with ASC 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. The valuation methodology used to calculate fair values did not materially differ from that disclosed at the time of grant. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.
(3)
Company TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common stock at the end and the beginning of the measurement period.
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Real Estate Health Care Index, a published industry index.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year as reported on our Annual Report on Form 10-K.
(6)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that stock price is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure that is not otherwise required to be disclosed in the Pay Versus Performance table used by the Company to link compensation actually paid to the Company’s NEOs, computed in accordance with Item 402(v) of Regulation S-K, for the most recently completed fiscal year, to Company performance. The Company utilizes stock price as a performance metric in the 2023 Stock Price Performance Awards and the 2024 Stock Price Performance Awards; stock price impacts the value of all equity awards granted to the NEOs.

Company Selected Measure Name	stock price
Named Executive Officers, Footnote	For fiscal years 2020, 2021, 2022, 2023, and 2024 our PEO was Edward K. Aldag, Jr., Chairman, President, and CEO. For fiscal years 2020, 2021, and 2022, our other NEOs were R. Steven Hamner, EVP and CFO, and Emmett E. McLean, EVP, COO and Secretary. For 2023, other NEOs were R. Steven Hamner, EVP and CFO; Emmett E. McLean, EVP, COO and Secretary; J. Kevin Hanna, SVP, Controller and Chief Accounting Officer; Rosa H. Hooper, SVP, Operations and Secretary; and Larry H. Portal, SVP, Senior Advisor to the CEO.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Real Estate Health Care Index, a published industry index.
PEO Total Compensation Amount	$ 16,388,255	$ 17,854,051	$ 16,025,513	$ 17,036,629	$ 16,857,637
PEO Actually Paid Compensation Amount	$ 17,144,799	1,210,213	(8,729,616)	33,684,966	28,218,059
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO (a)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total Compensation	16,388,255	17,854,051	16,025,513	17,036,629	16,857,637
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(12,689,910)	(13,940,389)	(12,380,300)	(12,928,532)	(12,732,033)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	13,152,863	6,591,933	8,396,220	24,565,926	20,856,417
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(702,208)	(7,976,051)	(20,548,139)	4,166,464	3,013,007
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,098,069	607,840	762,900	1,047,721	793,180
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	19,429	(348,168)	(985,810)	(203,242)	(570,149)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(121,699)	(1,579,003)	-	-	-
Compensation Actually Paid	17,144,799	1,210,213	(8,729,616)	33,684,966	28,218,059

Non-PEO NEO Average Total Compensation Amount	$ 3,005,335	6,165,180	6,192,126	7,148,640	7,468,721
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,801,115	2,417,281	(4,100,450)	13,836,026	12,540,993
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEOs Named Executive Officers (Average) (a)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total Compensation	3,005,335	6,165,180	6,192,126	7,148,640	7,468,721
Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,586,239)	(4,707,529)	(4,531,857)	(5,249,546)	(5,552,149)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	1,644,108	1,879,478	3,039,094	9,729,908	9,116,553
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(387,310)	(938,459)	(8,678,809)	1,874,864	1,423,515
Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	137,259	423,824	276,519	422,195	342,930
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Met During Fiscal Year	4,210	(413,639)	(397,523)	(90,035)	(258,577)
Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(16,248)	(178,397)	-	-	-
Dividends Paid on Outstanding and Unvested Stock Awards	—	186,823	-	-	-
Compensation Actually Paid	2,801,115	2,417,281	(4,100,450)	13,836,026	12,540,993

(a)
In making each of the adjustments, the “value” of an equity award is the fair value of the award on the applicable date determined in accordance with ASC 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. The valuation methodology used to calculate fair values did not materially differ from that disclosed at the time of grant. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Important Financial Measures

The following are the measures that we have determined represent the most important performance measures used to link compensation actually paid to Company performance for 2024:

Most Important Measures for 2024
Stock Price	1YR and 3 YR TSR (Absolute and Relative)
EBITDA	Net Debt
Strategic Transactions	Near-Term Maturities

Total Shareholder Return Amount	$ 28.07	31.62	63.54	124.6	109.05
Peer Group Total Shareholder Return Amount	120.49	93.29	81.93	104.84	90.2
Net Income (Loss)	$ (2,410,300,000)	$ (556,500,000)	$ 902,600,000	$ 656,000,000	$ 431,500,000
Company Selected Measure Amount	3.95	4.91	11.14	23.63	21.79
PEO Name	Edward K. Aldag, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic Transactions
Measure:: 4
Pay vs Performance Disclosure
Name	1YR and 3 YR TSR (Absolute and Relative)
Measure:: 5
Pay vs Performance Disclosure
Name	Net Debt
Measure:: 6
Pay vs Performance Disclosure
Name	Near-Term Maturities
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,689,910)	$ (13,940,389)	$ (12,380,300)	$ (12,928,532)	$ (12,732,033)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,152,863	6,591,933	8,396,220	24,565,926	20,856,417
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(702,208)	(7,976,051)	(20,548,139)	4,166,464	3,013,007
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,098,069	607,840	762,900	1,047,721	793,180
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,429	(348,168)	(985,810)	(203,242)	(570,149)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,699)	(1,579,003)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,586,239)	(4,707,529)	(4,531,857)	(5,249,546)	(5,552,149)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,644,108	1,879,478	3,039,094	9,729,908	9,116,553
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,310)	(938,459)	(8,678,809)	1,874,864	1,423,515
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,259	423,824	276,519	422,195	342,930
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,210	(413,639)	(397,523)	(90,035)	(258,577)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,248)	(178,397)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 186,823	$ 0	$ 0	$ 0